Intangible Assets	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets	5. Intangible Assets

(in thousands of $)	Acquired R&D available for use	Acquired In- Process R&D	Other Intangibles1)	Total
Cost

On January 1, 2023	$—	$70,180	$106,340	$176,520
Additions	56,000	—	—	56,000
Disposals	—	—	(102,000)	(102,000)
Reclassification	52,931	(52,931)	—	—
On December 31, 2023	108,931	$17,249	$4,340	$130,520
Additions	36,500	30,000	—	66,500
On December 31, 2024	145,431	$47,249	$4,340	$197,020
Additions	55,000	37,727	12,788	105,515
Reclassification	(7,500)	—	7,500	—
On December 31, 2025	$192,931	$84,976	$24,628	$302,535

Amortization and impairment

On January 1, 2023	$—	$—	$(1,618)	$(1,618)
Amortization	(3,392)	—	(102,282)	(105,674)
Disposals	—	—	102,000	102,000
On December 31, 2023	(3,392)	$—	$(1,900)	$(5,292)
Amortization	(10,069)	—	(213)	(10,282)
On December 31, 2024	(13,461)	$—	$(2,113)	$(15,574)
Amortization	(10,408)	—	(4,450)	(14,858)
Reclassification	1,154	—	(1,154)	—
On December 31, 2025	$(22,715)	$—	$(7,717)	$(30,432)

Carrying Amount

On December 31, 2023	$105,539	$17,249	$2,440	$125,228
On December 31, 2024	131,970	47,249	2,227	181,445
On December 31, 2025	$170,216	$84,976	$16,911	$272,103
1)Comparative figures have been aligned to the presentation adopted in the current year.
“Acquired R&D available for use” and “Acquired In-Process R&D” is mainly related to the in-licensing of the
ENHANZE® drug delivery technology from Halozyme. In line with its accounting policies, the Company has capitalized the upfront payment upon commencement of the in-license agreement. In June 2023, the Company obtained the FDA approval for VYVGART HYTRULO. During the year ended December 31, 2023, upon obtaining regulatory approval,
$53 million has been moved from “Acquired In-Process R&D” to “Acquired R&D available for use”.
In 2024, the Company extended its collaboration with Halozyme and nominated four new targets to be in-licensed to the
ENHANZE® drug delivery technology. The cost of the license was capitalized as
“Acquired In-Process R&D”.
Further, the additions in 2025 to “Acquired R&D available for use” are mainly related to sales-based milestones in the context of the Halozyme agreement. The “Acquired R&D available for use” are amortized under “Cost of sales” on a straight-line basis over their useful life. The Company performs an annual impairment review on the intangible assets.
This review did not result in the recognition of an impairment charge for the years ended December 31, 2025, 2024 and
2023.
In the fourth quarter of 2023, the Company utilized the PRV submitted with the sBLA filing for VYVGART HYTRULO for the treatment of CIDP, which resulted in the amortization of $102 million of intangible assets which is recognized under “Research and development expenses” within the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss and subsequent derecognition of $102 million of intangibles included under “Other intangibles” on the consolidated statements of financial position.
The Company continually assesses the useful life of intangible assets based on the shorter of its expected useful life and legal life. Currently, intangible assets are amortized over a range of three to more than fifteen years.
As of December 31, 2025, there are no material commitments to acquire intangible assets, except as set forth in
“Note 27 — Commitments”. No intangible assets are pledged as security for liabilities nor are there any intangible assets whose title is restricted.